Share-Based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-Based Compensation [Line Items]
General and administrative expense	$ 2,187,276	$ 2,278,392	$ 2,315,074
Share capital	2.00%
Expenses amount	$ 22,148	11,684
Equity based awards	11,400	7,100
Unrecognized compensation cost	$ 38,100	$ 9,000
Weighted average period	2 years 1 month 17 days	1 year 10 months 28 days
JBS and Seara - Share Based Compensation Plan [Member]
Share-Based Compensation [Line Items]
General and administrative expense	$ 27,040	$ 10,105
PPC - Share Based Compensation Plan [Member]
Share-Based Compensation [Line Items]
Expenses amount	4,114	1,480
Liability Based Awards [Member]
Share-Based Compensation [Line Items]
Equity based awards	700	$ 0
Unrecognized compensation cost	$ 4,100
Weighted average period	2 years 1 month 9 days	1 year